Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by nature
Summary of results from operating activities

Results from operating activities included the following expenses (in thousands):

	Year Ended December 31,
	2015	2016	2017
Depreciation:
Computer equipment	$519	$649	$887
Fixtures and fittings	131	119	141
Leasehold improvements	336	425	484
Total depreciation	986	1,193	1,512
Amortization:
Customer relationships	182	182	217
Developed technology	167	—	213
IPR&D technology	133	132	135
Total amortization	$482	$314	$565
Total depreciation and amortization	$1,468	$1,507	$2,077

Employee benefits expense:
Salaries and wages	$36,816	$52,057	$70,432
Variable compensation	14,041	18,770	20,124
Payroll taxes	8,830	11,291	15,122
Share-based payment expense	2,357	2,994	6,280
Defined contribution plan expense	809	1,550	2,097
Total employee benefits expense	$62,853	$86,662	$114,055